Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value Of Financial Assets And Liabilities [Abstract]
Fair Value of Financial Assets and Liabilities
11.	Fair value of financial assets and liabilities

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value.

Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts, volatility measurements used to value option contracts and observable credit default swap spreads to adjust for credit risk where appropriate), or inputs that are derived principally from or corroborated by observable market data or other means.

Level 3: Inputs are unobservable (supported by little or no market activity).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

The Company’s financial assets and liabilities as at December 31, 2018 and December 31, 2017 are cash and cash equivalents, short-term deposits, accounts receivable, marketable securities, and accounts payable and accrued liabilities. Other than investments, the carrying values approximate their fair values due to the immediate or short-term maturity of these financial instruments and are classified as a Level 1 measurement. The Company’s equity investments are measured at fair value based on quoted market prices and are classified as a level 1 measurement.

The Company’s financial risk exposures and the impact on the Company’s financial instruments are summarized below:

Credit Risk

The Company’s credit risk is primarily attributable to short-term deposits, and receivables included in amounts receivable and prepaid expenses. The Company has no significant concentration of credit risk arising from operations. Short-term deposits consist of Canadian Schedule I bank guaranteed notes, with terms up to one year but are cashable in whole or in part with interest at any time to maturity, for which management believes the risk of loss to be remote. Management believes that the risk of loss with respect to financial instruments included in amounts receivable and prepaid expenses to be remote.

Liquidity Risk

The Company's approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at December 31, 2018, the Company had a cash and cash equivalents of $2.9 million and short-term deposits of $17.1 million (2017 - $4.0 million and $12.1 million, respectively) for settlement of current financial liabilities of $4.7 million (2017 - $4.0 million). In May 2018, the Company closed a flow-through financing and issued 1,150,000 common shares at $17.16 per share for gross proceeds of $19.7 million. In November 2018, the Company closed a non-brokered private placement of one million common shares, at a price of $14.00 per share, for gross proceeds of $14.0 million. As part of the private placement agreement, the Company also granted an option to increase the size of the private placement by an additional 250,000 common shares exercisable until December 24, 2018. The 250,000 options were fully exercised on December 14, 2018 at a price of $14.00 per share, for gross proceeds of $3.5 million.

Also, in December 2018, the Company closed a flow-through financing and issued 250,000 common shares at $20.50 per share for gross proceeds of $5.1 million.

As the Company does not generate cash inflows from operations, The Company is dependent upon external sources of financing to fund its exploration projects and on-going activities. If required, the Company will seek additional sources of cash in 2019 to cover its proposed exploration and development programs at its key projects, in the form of equity financings and from the sale of non-core assets. The short-term deposits consist of Canadian Schedule I bank guaranteed deposits and are cashable in whole or in part with interest at any time to maturity. The Company’s financial liabilities primarily have contractual maturities of 30 days and are subject to normal trade terms. The Company’s ability to fund its operations and capital expenditures and other obligations as they become due is dependent upon market conditions.

In addition, as at December 31, 2018, the Company had commitments of $5.9 million required to be paid in 2019, including $0.7 million to maintain its mineral property claims in good standing. If required, the Company will seek additional sources of cash, in 2019 to cover its proposed exploration and development programs at its key projects, in the form of equity financings and from the sale of non-core assets. The short-term deposits consist of Canadian Schedule I bank guaranteed deposits and are cashable in whole or in part with interest at any time to maturity The Company’s financial liabilities primarily have contractual maturities of 30 days and are subject to normal trade terms. The Company’s ability to fund its operations and capital expenditures and other obligations as they become due is dependent upon market conditions.

Market Risk

(a) Interest Rate Risk

The Company has no interest-bearing debt. The Company’s current policy is to invest excess cash in Canadian bank guaranteed notes (short-term deposits). The short-term deposits can be cashed in at any time and can be reinvested if interest rates rise.

(b) Foreign Currency Risk

The Company’s functional currency is the Canadian dollar and major purchases are transacted in Canadian and US dollars. The Company funds certain operations, exploration and administrative expenses in the United States on a cash call basis using US dollar currency converted from its Canadian dollar bank accounts held in Canada. Management believes the foreign exchange risk derived from currency conversions is not significant to its operations and therefore does not hedge its foreign exchange risk. As at December 31, 2018, the Company holds $0.8 million of cash and cash equivalents and $0.1 million of accounts payable and accrued liabilities denominated in US dollar.

(c) Investment Risk

The Company has investments in other publicly listed exploration companies which are included in investments. These shares were received as option payments on certain exploration properties the Company owns. In addition, the Company holds $2.5 million in a gold exchange traded receipt that is recorded on the consolidated statements of financial position in investments. The risk on these investments is significant due to the nature of the investment but the amounts are not significant to the Company.